8. Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

On December 22, 2017, the President of the United States signed into law the TCJA. The TCJA includes a number of changes to existing U.S. tax laws that impact the Company, most notably a reduction of the U.S. corporate income tax rate from 34 percent to 21 percent for tax years beginning after December 31, 2017.

The Company recognized the income tax effects of the TCJA in its 2017 financial statements in accordance with Staff Accounting Bulletin No. 118, which provides SEC staff guidance for the application of ASC Topic 740, Income Taxes, in the reporting period in which the TCJA was signed into law. As such, the Company’s financial results reflect the income tax effects of the TCJA for which the accounting under ASC Topic 740 is complete and provisional amounts for those specific income tax effects of the TCJA for which the accounting under ASC Topic 740 is incomplete but a reasonable estimate could be determined. The Company did not identify items for which the income tax effects of the TCJA have not been completed and a reasonable estimate could not be determined as of December 31, 2017.

The provision for income taxes is summarized as follows:

(Dollars in thousands)
	2018	2017	2016
Current expense	$2,546	1,827	1,464
Deferred income tax expense	78	2,120	1,097
Total income tax	$2,624	3,947	2,561

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)
	2018	2017	2016
Tax expense at statutory rate (21% in 2018)	$3,361	4,833	3,991
State income tax, net of federal income tax effect	358	307	339
Tax-exempt interest income	(990)	(1,594)	(1,681)
Increase in cash surrender value of life insurance	(81)	(136)	(138)
Nondeductible interest and other expense	23	46	78
Impact of TCJA	—	588	—
Other	(47)	(97)	(28)
Total	$2,624	3,947	2,561

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities. The net deferred tax asset is included as a component of other assets at December 31, 2018 and 2017.

(Dollars in thousands)
	2018	2017
Deferred tax assets:
Allowance for loan losses	$1,481	1,463
Accrued retirement expense	1,119	1,073
Federal credit carryforward	—	88
Restricted stock	262	243
Accrued bonuses	211	171
Interest income on nonaccrual loans	1	5
Other than temporary impairment	—	9
Total gross deferred tax assets	3,074	3,052

Deferred tax liabilities:
Deferred loan fees	379	365
Accumulated depreciation	610	498
Prepaid expenses	10	14
Other	5	28
Unrealized gain on available for sale securities	294	1,072
Total gross deferred tax liabilities	1,298	1,977

Net deferred tax asset	$1,776	1,075

The Company measures deferred tax assets and liabilities using enacted tax rates that will apply in the years in which the temporary differences are expected to be recovered or paid. Accordingly, the Company’s deferred tax assets and liabilities were remeasured to reflect the reduction in the U.S. corporate income tax rate from 34 percent to 21 percent, resulting in a $588,000 increase in income tax expense for the year ended December 31, 2017 and a corresponding $588,000 decrease in net deferred tax assets as of December 31, 2017.

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and has concluded that it has no liability related to uncertain tax positions.

The Company’s Federal income tax filings for years 2015 through 2018 were at year end 2018 open to audit under statutes of limitations by the Internal Revenue Service. The Company’s North Carolina income tax returns are currently under audit for tax years 2014-2016, tax years 2017 and 2018 are open to audit under the statutes of limitations by the North Carolina Department of Revenue.